11. Share Capital: Schedule of Stock Options Roll Forward (Details) - Company's Stock Options - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	7,500,000	4,500,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.05	$ 0.15	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000,000	7,500,000	4,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.05	$ 0.05	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	12,000,000	7,500,000	4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.05	$ 0.05	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(500,000)	(4,500,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.05	$ 0.15